SUPPLEMENTARY DATA - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Amortization of leasehold improvements	$ 506,441	$ 501,776
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Amortization of leasehold improvements	$ 111,500	$ 91,700	$ 87,600